Investments in Joint Operations - Information about Joint venture production exploration (Detail)	12 Months Ended
Dec. 31, 2020
Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Acambuco
Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana—Area Vaca Muerta
Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	Aguada Pichana—Residual
Aguarague [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Name of the JO	Aguaragüe
CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	CAM-2/A SUR
Campamento Central Canadon Perdido [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Campamento Central / Cañadón Perdido
Consorcio CNQ7A [Member] | Pluspetrol Energy [member]
Disclosure of joint operations [line items]
Name of the JO	Consorcio CNQ 7/A
El Tordillo [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Name of the JO	El Tordillo
La Tapera and Puesto Quiroga [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Name of the JO	La Tapera and Puesto Quiroga
Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Lindero Atravesado
Llancanelo [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Llancanelo
Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Magallanes
Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Loma Campana
Ramos [member] | Pluspetrol Energy [member]
Disclosure of joint operations [line items]
Name of the JO	Ramos
Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rincón del Mangrullo
San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Name of the JO	San Roque
Yacimiento La Ventana- Rio Tunuyan [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Yacimiento La Ventana – Río Tunuyán
Zampal Oeste [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Zampal Oeste
Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Narambuena
La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	La Amarga Chica
El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	El Orejano
Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bajo del Toro
Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Bandurria Sur
Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Name of the JO	Aguada de Castro and Aguada Pichana Oeste
Cerro Las Minas [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Cerro Las Minas
Las Tacanas [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Las Tacanas
Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Rio Neuquén
Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	Chachahuen
Pampa Yeguas I [member] | Exxon Mobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Pampa Yeguas I
Loma Del Molle [member] | Exxon Mobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Name of the JO	Loma del Molle
CAN-100 [member] | YPF [member]
Disclosure of joint operations [line items]
Name of the JO	CAN-100
La Calera [member] | Pluspetrol Energy [member]
Disclosure of joint operations [line items]
Name of the JO	La Calera
Bajada Añelo [member] | O&G Developments Ltd. [member]
Disclosure of joint operations [line items]
Name of the JO	Bajada Añelo
JO [member] | Acambuco [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Salta
Participation	22.50%
JO [member] | Aguada Pichana - Area Vaca Muerta [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	22.50%
JO [member] | Aguada Pichana - Residual [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	27.27%
JO [member] | Aguarague [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Location	Salta
Participation	53.00%
JO [member] | CAM-2A SUR [Member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Tierra del Fuego
Participation	50.00%
JO [member] | Campamento Central Canadon Perdido [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	50.00%
JO [member] | Consorcio CNQ7A [Member] | Pluspetrol Energy [member]
Disclosure of joint operations [line items]
Location	La Pampa and Mendoza
Participation	50.00%
JO [member] | El Tordillo [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	12.20%
JO [member] | La Tapera and Puesto Quiroga [member] | Tecpetrol [member]
Disclosure of joint operations [line items]
Location	Chubut
Participation	12.20%
JO [member] | Lindero Atravesado [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	37.50%
JO [member] | Llancanelo [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	100.00%
JO [member] | Magallanes [member] | Enap Sipetrol Argentina [member]
Disclosure of joint operations [line items]
Location	Santa Cruz, Tierra del Fuego and Plataforma Continental Nacional
Participation	50.00%
JO [member] | Loma Campana [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén and Mendoza
Participation	50.00%
JO [member] | Ramos [member] | Pluspetrol Energy [member]
Disclosure of joint operations [line items]
Location	Salta
Participation	42.00%
JO [member] | Rincon del Mangrullo [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | San Roque [member] | Total Austral [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	34.11%
JO [member] | Yacimiento La Ventana- Rio Tunuyan [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%
JO [member] | Zampal Oeste [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%
JO [member] | Narambuena [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | La Amarga Chica [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | El Orejano [Member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Bajo del Toro [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	40.00%
JO [member] | Bandurria Sur [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	40.00%
JO [member] | Aguada de Castro and Aguada Pichana Oeste [member] | Pan American Energy [Member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	30.00%
JO [member] | Cerro Las Minas [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Las Tacanas [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Rio Neuquén [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	33.33%
JO [member] | Chachahuen [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Mendoza
Participation	70.00%
JO [member] | Pampa Yeguas I [member] | Exxon Mobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Loma Del Molle [member] | Exxon Mobil Exploration Argentina [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | CAN-100 [member] | YPF [member]
Disclosure of joint operations [line items]
Location	Argentine Government
Participation	50.00%
JO [member] | La Calera [member] | Pluspetrol Energy [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%
JO [member] | Bajada Añelo [member] | O&G Developments Ltd. [member]
Disclosure of joint operations [line items]
Location	Neuquén
Participation	50.00%